Antidilutive Securities Excluded from Computation of Earning Per Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,775,499	1,262,078	2,710,994
Market Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	100,000	26,630
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,675,499	1,235,448	2,710,994